UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22926

Innovator ETFs Trust II
(Exact name of registrant as specified in charter)

109 N. Hale Street
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-208-5212
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.68% (a)
Banks - 27.21%
Bank of America Corp., Series 02, 3.000% to 02/28/2020 then 3-Month Libor + 0.650%	2,193	$49,014
Bank of America Corp., Series 4, 4.000% to 02/28/2020 then 3-Month Libor + 0.750%	1,989	49,824
Bank of America Corp., Series 5, 4.000% to 02/21/2020 then 3-Month Libor + 0.500%	1,921	47,506
Bank of America Corp., Series CC, 6.200%	1,802	47,158
Bank of America Corp., Series E, 4.000% to 02/18/2020 then 3-Month Libor + 0.350% (b)	1,904	47,105
Bank of America Corp., Series EE, 6.000%	1,768	46,604
Bank of America Corp., Series GG, 6.000%	1,683	46,703
Bank of America Corp., Series HH, 5.875%	1,717	47,269
Bank of America Corp., Series KK, 5.375%	1,768	47,294
Bank of America Corp., Series LL, 5.000%	1,802	47,212
First Republic Bank/CA, Series J, 4.750%	20,485	523,596
HSBC Holdings PLC, Series A, 6.200%	19,210	518,094
JPMorgan Chase & Co., Series AA, 6.100%	3,332	85,066
JPMorgan Chase & Co., Series BB, 6.150%	3,332	85,066
JPMorgan Chase & Co., Series DD, 5.750%	3,111	85,428
JPMorgan Chase & Co., Series EE, 6.000%	3,009	83,740
JPMorgan Chase & Co., Series GG, 4.750%	3,315	85,361
JPMorgan Chase & Co., Series Y, 6.125%	3,332	83,700
Northern Trust Corp., Series E, 4.750%	19,873	521,468
State Street Corp., Series C, 5.250%	6,698	171,804
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108%	6,222	175,087
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	6,069	173,149
The Bank of New York Mellon Corp., 5.200%	19,822	515,768
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067%	9,367	257,405
The PNC Financial Services Group, Inc., Series Q, 5.375%	10,115	259,854
Truist Financial Corp., Series F, 5.200%	5,083	129,667
Truist Financial Corp., Series G, 5.200%	5,083	129,617
Truist Financial Corp., Series H, 5.625% (b)	4,777	129,075
Truist Financial Corp., Series I, 4.000% to 03/16/2020 then 3-Month Libor + 0.530%	5,270	132,857
US Bancorp., 5.150%	4,930	126,455
US Bancorp., Series B, 3.500% to 04/15/2020 then 3-Month Libor + 0.600%	5,950	131,614
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month Libor + 4.468%	4,692	129,124
US Bancorp., Series K, 5.500% (b)	4,641	129,159
Wells Fargo & Co., 5.200%	2,006	50,952
Wells Fargo & Co., Series O, 5.125%	2,023	51,263
Wells Fargo & Co., Series P, 5.250%	2,023	51,425
Wells Fargo & Co., Series Q, 5.850% to 09/15/2023 then 3-Month Libor + 3.090%	1,853	50,365
Wells Fargo & Co., Series R, 6.625% to 03/15/2024 then 3-Month Libor + 3.690%	1,768	50,795
Wells Fargo & Co., Series T, 6.000%	2,023	51,283
Wells Fargo & Co., Series V, 6.000%	1,972	51,311
Wells Fargo & Co., Series W, 5.700%	1,972	51,154
Wells Fargo & Co., Series X, 5.500%	1,989	51,714
Wells Fargo & Co., Series Y, 5.625%	1,921	50,907
		5,649,012
Capital Markets - 12.57%
Apollo Global Management, Inc., Series A, 6.375%	9,690	261,436
Apollo Global Management, Inc., Series B, 6.375%	9,486	257,924
Gabelli Equity Trust, Inc., Series K, 5.000%	20,434	532,306
Highland Income Fund, Series A, 5.375%	20,366	523,608
KKR & Co., Inc., Series A, 6.750%	9,588	256,095
KKR & Co., Inc., Series B, 6.500%	9,486	257,450

Oaktree Capital Group LLC, Series A, 6.625%	9,486	259,063
Oaktree Capital Group LLC, Series B, 6.550%	9,418	261,444
		2,609,326
Diversified Financial Services - 4.99%
Allied Capital Corp., 6.875%, 04/15/2047	9,673	258,463
Ares Management Corp., Series A, 7.000%	9,537	256,736
The Charles Schwab Corp., Series C, 6.000%	19,635	521,505
		1,036,704
Electric - 9.96%
Alabama Power Co., Series A, 5.000%	18,734	518,744
Duke Energy Corp., 5.125%, 01/15/2073	9,996	259,896
Duke Energy Corp., Series A, 5.750%	9,282	262,217
NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	10,030	257,069
NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	9,996	260,196
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	19,839	508,672
		2,066,794
Insurance - 32.38%
Aegon NV, Series 1, 4.000% to 03/16/2020 then 3-Month Libor + 0.875%	20,927	521,291
American International Group, Inc., Series A, 5.850%	18,564	509,211
Arch Capital Group Ltd., Series E, 5.250%	10,081	261,501
Arch Capital Group Ltd., Series F, 5.450%	9,877	262,629
Aspen Insurance Holdings Ltd., 5.625%	6,477	173,260
Aspen Insurance Holdings Ltd., 5.625%	6,494	171,052
Aspen Insurance Holdings Ltd., 5.950% to 07/01/2023 then 3-Month Libor + 4.060%	5,984	169,886
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	9,061	259,145
Athene Holding Ltd., Series B, 5.625%	9,843	256,115
Axis Capital Holdings Ltd., Series E, 5.500%	19,856	518,043
MetLife Inc., Series A, 4.000% to 03/16/2020 then 3-Month Libor + 1.000%	10,370	258,835
MetLife Inc., Series E, 5.625% (b)	9,350	260,491
PartnerRe Ltd., Series H, 7.250%	9,401	255,425
PartnerRe Ltd., Series I, 5.875%	9,843	257,690
Prudential Financial, Inc., 5.700%, 03/15/2053	9,962	258,414
Prudential Financial, Inc., 5.750%, 12/15/2052	9,894	258,827
Prudential PLC, 6.500%	9,265	259,327
Prudential PLC, 6.750%	9,282	255,348
RenaissanceRe Holdings Ltd., Series E, 5.375%	10,166	259,335
RenaissanceRe Holdings Ltd., Series F, 5.750%	9,469	260,966
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053 (b)	6,307	173,190
The Allstate Corp., Series H. 5.100%	6,528	172,143
The Allstate Corp., Series I, 4.750%	6,681	174,307
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042 (b)	9,027	256,547
The Hartford Financial Services Group, Inc., Series G, 6.000%	9,282	258,040
		6,721,018
Real Estate Investment Trusts - 12.57%
Federal Realty Investment Trust, Series C, 5.000% (b)	19,958	522,700
Kimco Realty Corp., Series L, 5.125% (b)	9,894	264,170
Kimco Realty Corp., Series M, 5.250%	9,860	261,980
National Retail Properties, Inc., Series F, 5.200%	19,873	522,660
PS Business Parks, Inc., Series W, 5.200%	4,947	130,304
PS Business Parks, Inc., Series X, 5.250%	4,879	129,733
PS Business Parks, Inc., Series Y, 5.200%	4,896	129,695
PS Business Parks, Inc., Series Z, 4.875%	5,151	130,372
Public Storage, Series B, 5.400%	1,649	42,890
Public Storage, Series C, 5.125%	1,649	43,319
Public Storage, Series D, 4.950%	1,666	43,099
Public Storage, Series E, 4.900% (b)	1,649	42,709
Public Storage, Series F, 5.150% (b)	1,615	43,444

Public Storage, Series G, 5.050% (b)	1,632	43,476
Public Storage, Series H, 5.600%	1,530	42,871
Public Storage, Series I, 4.875%	1,649	43,319
Public Storage, Series J, 4.700%	1,649	43,121
Public Storage, Series K, 4.750%	1,683	43,977
Public Storage, Series V, 5.375%	1,683	42,816
Public Storage, Series W, 5.200%	1,683	42,832
		2,609,487
TOTAL PREFERRED STOCKS (Cost $20,053,945)		20,692,341

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.32%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	897,177	897,177
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $897,177)		897,177

SHORT TERM INVESTMENTS - 0.61%
Money Market Funds - 0.61%
First American Government Obligations Fund - Class X, 1.48% (c)	127,042	127,042
TOTAL SHORT TERM INVESTMENTS (Cost $127,042)		127,042

Total Investments (Cost $21,078,164) - 104.61%		21,716,560
Liabilities in Excess of Other Assets - (4.61)%		(957,617)
TOTAL NET ASSETS - 100.00%		$20,758,943

Asset Type		% of Net Assets
Preferred Stocks		99.68%
Investments Purchased with Proceeds From Securities Lending		4.32
Short Term Investments		0.61
Total Investments		104.61
Liabilities in Excess of Other Assets		(4.61)
Net Assets		100.00%

Percentages are stated as a percent of net assets.

USD -	United States Dollar
Libor -	London Interbank Offered Rate

(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $873,058, or 4.21% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.63%
Airlines - 0.89%
American Airlines Group, Inc. (a)	57,025	$1,530,551

Apparel - 1.77%
PVH Corp.	17,050	1,486,249
Tapestry, Inc.	60,758	1,565,733
		3,051,982
Auto Parts & Equipment - 1.45%
Aptiv PLC (a)	15,744	1,334,933
BorgWarner, Inc.	33,799	1,158,968
		2,493,901
Banks - 1.99%
Citigroup, Inc.	20,671	1,538,129
SVB Financial Group (a)(b)	7,916	1,902,452
		3,440,581
Biotechnology - 1.80%
Alexion Pharmaceuticals, Inc. (b)	14,072	1,398,616
Illumina, Inc. (b)	5,898	1,710,833
		3,109,449
Chemicals - 2.80%
Albemarle Corp. (a)	25,411	2,039,995
Eastman Chemical Co.	18,206	1,297,542
The Mosaic Co.	75,357	1,495,083
		4,832,620
Commercial Services - 3.16%
PayPal Holdings, Inc. (b)	16,775	1,910,505
Robert Half International, Inc. (a)	26,859	1,562,388
United Rentals, Inc. (a)(b)	14,567	1,976,596
		5,449,489
Computers - 8.43%
Apple, Inc.	7,132	2,207,425
DXC Technology Co.	54,796	1,746,896
Fortinet, Inc. (b)	15,793	1,821,880
Hewlett Packard Enterprise Co.	93,476	1,302,121
HP, Inc.	76,728	1,635,841
NetApp, Inc. (a)	29,484	1,574,446
Seagate Technology PLC	28,111	1,602,046
Western Digital Corp.	40,530	2,654,715
		14,545,370
Diversified Financial Services - 4.66%
Alliance Data Systems Corp.	14,147	1,454,170
Ameriprise Financial, Inc.	10,974	1,815,210
Discover Financial Services (a)	17,647	1,325,819
E*TRADE Financial Corp.	36,224	1,543,867
Mastercard, Inc. - Class A	6,015	1,900,379

		8,039,445
Electronics - 1.87%
Keysight Technologies Inc. (a)(b)	17,148	1,594,593
PerkinElmer, Inc. (a)	17,600	1,627,648
		3,222,241
Hand/Machine Tools - 1.07%
Stanley Black & Decker, Inc.	11,597	1,847,750

Healthcare-Products - 3.13%
ABIOMED, Inc. (a)(b)	8,571	1,596,692
Align Technology, Inc. (b)	7,791	2,003,066
Intuitive Surgical, Inc. (b)	3,216	1,800,252
		5,400,010
Insurance - 0.86%
Lincoln National Corp.	27,098	1,476,299

Internet - 4.80%
Amazon.com, Inc. (b)	1,061	2,131,252
Netflix, Inc. (b)	6,565	2,265,516
NortonLifeLock, Inc.	60,220	1,711,452
Twitter, Inc. (b)	67,108	2,179,668
		8,287,888
Leisure Time - 0.75%
Harley-Davidson, Inc. (a)	38,904	1,299,394

Lodging - 3.25%
Las Vegas Sands Corp.	27,354	1,786,490
MGM Resorts International	53,671	1,667,021
Wynn Resorts Ltd.	17,031	2,148,631
		5,602,142
Machinery-Construction & Mining - 0.87%
Caterpillar, Inc.	11,469	1,506,453

Machinery-Diversified - 1.83%
Deere & Co.	8,719	1,382,659
Flowserve Corp.	37,981	1,772,953
		3,155,612
Mining - 1.09%
Freeport-McMoRan, Inc.	169,302	1,879,252

Miscellaneous Manufacturing - 2.75%
General Electric Co.	132,391	1,648,268
Parker-Hannifin Corp.	8,206	1,605,832
Textron, Inc.	32,385	1,487,443
		4,741,543
Office/Business Equipment - 0.86%
Xerox Holdings Corp.	41,686	1,482,771

Oil & Gas - 11.19%
Apache Corp. (a)	66,153	1,815,238
Cimarex Energy Co.	42,100	1,847,769
Concho Resources, Inc.	23,769	1,801,215
Devon Energy Corp.	79,720	1,731,518
Diamondback Energy, Inc. (a)	20,219	1,504,294

EOG Resources, Inc.	20,058	1,462,429
Hess Corp.	26,072	1,474,893
HollyFrontier Corp.	31,296	1,405,816
Marathon Oil Corp.	146,996	1,671,344
Marathon Petroleum Corp.	24,231	1,320,590
Noble Energy, Inc.	84,913	1,678,730
Pioneer Natural Resources Co.	11,739	1,584,765
		19,298,601
Oil & Gas Services - 1.66%
Halliburton Co. (a)	72,168	1,573,984
TechnipFMC PLC (a)	78,045	1,288,523
		2,862,507
Packaging & Containers - 0.89%
Westrock Co.	39,086	1,524,354

Pharmaceuticals - 1.04%
Perrigo Co. PLC (a)	31,506	1,797,102

Retail - 2.25%
Best Buy Co., Inc.	19,643	1,663,566
L Brands, Inc.	95,611	2,214,350
		3,877,916
Semiconductors - 18.62%
Advanced Micro Devices, Inc. (b)	80,596	3,788,012
Analog Devices, Inc.	14,083	1,545,609
Applied Materials, Inc.	33,132	1,921,325
Broadcom, Inc.	4,952	1,511,152
Intel Corp.	25,961	1,659,687
IPG Photonics Corp. (a)(b)	15,289	1,951,947
KLA Corp.	10,180	1,687,233
Lam Research Corp.	6,890	2,054,667
Maxim Integrated Products, Inc.	27,686	1,664,482
Microchip Technology, Inc. (a)	19,741	1,924,353
Micron Technology, Inc. (b)	49,722	2,639,741
NVIDIA Corp.	11,724	2,771,905
Qorvo, Inc. (a)(b)	17,039	1,803,749
Skyworks Solutions, Inc.	18,349	2,076,189
Texas Instruments, Inc.	13,034	1,572,552
Xilinx, Inc.	18,243	1,541,169
		32,113,772
Software - 10.16%
Adobe, Inc. (b)	6,236	2,189,709
ANSYS, Inc. (b)	7,318	2,007,547
Autodesk, Inc. (b)	12,309	2,423,027
Cadence Design Systems, Inc. (b)	24,620	1,775,348
Intuit, Inc.	5,991	1,679,757
Microsoft Corp.	11,009	1,874,062
MSCI, Inc. (a)	6,328	1,808,542
salesforce.com, Inc. (b)	11,226	2,046,612
Synopsys, Inc. (b)	11,629	1,715,394
		17,519,998
Telecommunications - 2.90%
Arista Networks, Inc. (a)(b)	9,882	2,207,046

Cisco Systems, Inc.	31,740	1,459,088
Corning, Inc. (a)	50,332	1,343,361
		5,009,495
Transportation - 0.84%
FedEx Corp.	9,981	1,443,652
TOTAL COMMON STOCKS (Cost $168,933,447)		171,842,140

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.72%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	25,388,039	25,388,039
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,388,039)		25,388,039

SHORT TERM INVESTMENTS - 0.64%
Money Market Funds - 0.64%
First American Government Obligations Fund - Class X, 1.48% (c)	1,098,652	1,098,652
TOTAL SHORT TERM INVESTMENTS (Cost $1,098,652)		1,098,652

Total Investments (Cost $195,420,138) - 114.99%		198,328,831
Liabilities in Excess of Other Assets - (14.99)%		(25,847,472)
TOTAL NET ASSETS - 100.00%		$172,481,359

Asset Type		% of Net Assets
Common Stocks		99.63%
Investments Purchased with Proceeds From Securities Lending		14.72
Short Term Investments		0.64
Total Investments		114.99
Liabilities in Excess of Other Assets		(14.99)
Net Assets		100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $24,141,894, or 14.00% of net assets.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Notes to Schedule of Investments
January 31, 2020 (Unaudited)

1)  ORGANIZATION

Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust currently consists of two operational series. Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF and the Elkhorn Lunt Low Vol/High Beta Tactical ETF Funds’ names were changed to the Innovator S&P High Quality Preferred ETF (“EPRF”) and the Innovator Lunt Low Vol/High Beta Tactical ETF (“LVHB”), respectively (the “Funds”). EPRF and LVHB commenced operations on May 23, 2016 and October 19, 2016, respectively. Effective July 16, 2018, EPRF’s name was changed from Innovator S&P High Quality Preferred ETF to Innovator S&P Investment Grade Preferred ETF.

On March 21, 2019, the Board of Trustees approved a change in the Funds’ fiscal year end from March 31 (EPRF) and September 30 (LVHB) to October 31, effective April 1, 2019 and October 1, 2019, respectively.

2)  SIGNIFICANT ACCOUNTING PROCEDURES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Accounting Standards Codification, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of January 31, 2020:

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	20,692,341	-	-	20,692,341
Investments Purchased with Proceeds From Securities Lending	-	897,177	-	897,177
Short Term Investments	127,042	-	-	127,042
Total Assets	$20,819,383	$897,177	$-	$21,716,560

LVHB
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$171,842,140	$-	$-	$171,842,140
Investments Purchased with Proceeds From Securities Lending	-	25,388,039	-	25,388,039
Short Term Investments	1,098,652	-	-	1,098,652
Total Assets	$172,940,792	$25,388,039	$-	$198,328,831

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

3)  SECURITIES LENDING

The Funds may lend up to 331/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are an overnight and continuous basis.

As of January 31, 2020, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
EPRF	$873,058	$897,177
LVHB	24,141,894	25,388,039

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust II

By (Signature and Title) /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date  March 12, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date  March 12, 2020

By (Signature and Title)* /s/ John Southard
John Southard, Principal Financial Officer

Date  March 12, 2020

* Print the name and title of each signing officer under his or her signature.